Debt and Interest Expense - Debt Outstanding Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]		Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member]		Dec. 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]		May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]		Dec. 31, 2008 Note Payable To Anadarko [Member]
Debt Instrument Line Items
Principal	$ 1,170,000		$ 675,000			$ 670,000		$ 150,000	$ 520,000	$ 500,000		$ 500,000		$ 500,000	$ 175,000		$ 175,000
Carrying Value	1,168,278		669,178		474,000	673,617				494,661		494,178			175,000
Fair Value	$ 1,169,874	[1]	$ 674,478	[1]		$ 669,928	[1]			$ 499,946	[1]	$ 499,950	[1]		$ 174,528	[1]

[1]	Fair value is measured using Level 2 inputs.